Other Borrowed Funds	12 Months Ended
Dec. 31, 2018
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long‑term fixed borrowings issued by the Federal Home Loan Bank of Dallas and the Federal Home Loan Bank of Topeka at the market price offered at the time of funding. These borrowings are secured by mortgage‑backed investment securities and a portion of our loan portfolio.

Further information regarding our other borrowed funds at December 31, 2018 and 2017 is set forth in the following table:

	December 31,
	2018	2017
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$268,975	$945,225
Rate on balance outstanding at year end	2.70%	1.44%
Average daily balance	$621,357	$839,858
Average rate	1.97%	1.23%
Maximum amount outstanding at any month end	$1,007,100	$1,043,250
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$436,690	$250,000
Rate on balance outstanding at year end	1.73%	1.26%
Average daily balance	$302,373	$51,644
Average rate	1.71%	1.26%
Maximum amount outstanding at any month end	$436,700	$250,000

(1)

Long-term advances at December 31, 2018 consisted of both amortizing and non-amortizing advances.  The non-amortizing advances mature in the following increments:  $75,000,000 in July 2028, $100,000,000 in March 2033 and $250,000,000 in August 2033 and are callable by the FHLB on an annual basis.  Two amortizing advances are outstanding at December 31, 2018 in the amounts of $3,200,000 and $8,490,000 and mature in December 2033 and November 2033, respectively.  The amortization on the amortizing long-term advances totals approximately $179,000 per year for each of the next five years.  Long-term advances outstanding at December 31, 2017 mature in the following increments:  $100,000,000 in November 2027 and $150,000,000 in December 2027 and are callable by the FHLB on a quarterly basis.